Other Receivables and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Other Receivables and Prepaid Expenses [Abstract]
Schedule of other receivables and prepaid expenses
	December 31,
	2021	2020
Deposits *)	$588	$281
AII grants receivable	120	83
Prepaid expenses	1,188	119
Governmental institutions	116	25
Receivables from hotel service providers	496	—
Other	7	7
	$2,515	$515

*)       As part of the Company’s agreement with certain hotel service providers, the Company provided a cash deposit to the hotel service provider as a guarantee for its transactions with the travelers.